REVENUE - Summary of Revenue by Monetization Type (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 37,764	$ 39,594	$ 78,204	$ 80,229
Performance marketing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	23,185	24,948	48,654	50,679
Subscription
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	11,227	10,019	22,461	19,918
Advertising & other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 3,352	$ 4,627	$ 7,089	$ 9,632